Pacer Trendpilot International ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.5%
Australia - 5.6%
AGL Energy Ltd.	5,932	$79,219
Aristocrat Leisure Ltd.	5,570	134,973
ASX Ltd.	1,643	94,222
Australia & New Zealand Banking Group Ltd.	26,385	454,798
BHP Billiton Ltd. - ADR	12,902	659,421
Brambles Ltd.	13,837	116,985
Coles Group Ltd.	9,816	108,747
Commonwealth Bank of Australia	15,383	877,952
CSL Ltd.	3,951	825,307
Fortescue Metals Group Ltd.	14,953	114,008
Insurance Australia Group Ltd.	20,482	97,071
Macquarie Group Ltd.	2,821	273,379
National Australia Bank Ltd.	25,199	436,210
Newcrest Mining Ltd.	6,660	131,650
Origin Energy Ltd.	15,554	85,377
QBE Insurance Group Ltd.	12,206	112,347
Ramsay Health Care Ltd.	1,388	73,587
Rio Tinto Ltd.	3,190	210,911
Santos Ltd.	15,370	89,408
Scentre Group	46,369	119,812
South32 Ltd.	44,816	79,199
Suncorp Group Ltd.	11,180	96,243
Sydney Airport	9,706	54,511
Telstra Corp. Ltd.	37,064	95,273
Transurban Group	23,056	242,308
Treasury Wine Estates Ltd.	6,283	54,802
Wesfarmers Ltd.	9,816	297,066
Westpac Banking Corp. - ADR	30,120	500,896
Woodside Petroleum Ltd.	8,195	190,519
Woolworths Group Ltd.	11,428	320,071
		7,026,272
Austria - 0.3%
ams AG (a)	730	29,914
Andritz AG	655	25,832
BAWAG Group AG (b)	384	16,660
CA Immobilien Anlagen AG	672	29,625
Erste Group Bank AG	2,603	95,729
OMV AG	1,259	62,820
Raiffeisen Bank International AG	1,163	26,571
Telekom Austria AG	1,256	10,099
Verbund AG	576	30,484
Vienna Insurance Group AG Wiener Versicherung Gruppe	367	9,931
Voestalpine AG	971	23,605
		361,270
Belgium - 0.9%
Ageas	1,643	90,690
Anheuser-Busch InBev SA/NV - ADR	7,423	558,952
Groupe Bruxelles Lambert SA	672	67,612
KBC Groep NV	2,998	220,311
Solvay SA	672	69,714
UCB SA	1,160	106,882
		1,114,161
Canada - 8.4%
Agnico Eagle Mines Ltd.	2,060	127,349
Alimentation Couche-Tard, Inc. - Class A	7,532	251,731
Bank of Montreal	5,570	424,546
Barrick Gold Corp.	15,714	291,023
BCE, Inc.	2,603	122,653
Canadian Imperial Bank of Commerce	3,862	314,637
Canadian National Railway Co.	6,321	590,634
Canadian Natural Resources Ltd.	10,465	294,381
Canadian Pacific Railway Ltd.	1,194	317,377
CGI, Inc. - Class A (a)	2,120	162,223
Constellation Software Inc/Canada	162	170,281
Dollarama, Inc.	2,507	85,417
Enbridge, Inc.	17,665	718,436
Fairfax Financial Holdings Ltd.	222	99,336
Fortis, Inc.	4,034	175,882
Franco-Nevada Corp.	1,643	186,711
George Weston Ltd.	655	52,785
Great-West Lifeco, Inc.	2,222	57,573
Hydro One Ltd. (b)	2,648	53,824
Imperial Oil Ltd.	2,027	47,999
Intact Financial Corp.	1,268	137,368
Loblaw Cos Ltd.	1,547	80,939
Magna International, Inc.	2,472	125,306
Manulife Financial Corp.	17,064	332,236
National Bank of Canada	2,919	161,963
Nutrien Ltd.	5,006	213,706
Pembina Pipeline Corp.	4,557	174,579
Power Financial Corp.	1,934	50,199
Restaurant Brands International, Inc.	2,604	158,870
Rogers Communications, Inc. - Class A	3,094	154,917
Royal Bank of Canada	12,494	986,526
Saputo, Inc.	1,934	59,420
Shopify, Inc. (a) - Class A	900	419,094
Sun Life Financial, Inc.	5,169	243,046
Suncor Energy, Inc.	13,474	412,170
TC Energy Corp.	8,161	447,386
TELUS Corp.	1,739	69,751
The Bank of Nova Scotia	10,657	582,085
The Toronto-Dominion Bank	15,889	878,026
Thomson Reuters Corp.	1,544	124,045
Waste Connections, Inc.	2,315	222,958
		10,579,388
Denmark - 1.6%
AP Moller - Maersk A/S - Class B	50	60,048
AP Moller - Maersk A/S - Class A	23	25,943
Carlsberg A/S - Class A	915	133,952
Coloplast A/S - Class A	1,064	134,384
DSV A/S	1,832	199,462
Genmab A/S (a)	576	133,145
Novo Nordisk A/S - ADR - Class A	14,900	906,367
Novozymes A/S - Class B	1,928	100,693
Orsted A/S (b)	1,451	158,497
Vestas Wind Systems A/S	1,738	173,545
		2,026,036
Finland - 1.0%
Fortum OYJ	3,766	91,302
Kone OYJ - Class B	3,478	224,725
Neste OYJ	3,760	149,621
Nokia OYJ - ADR	54,036	209,660
Nordea Bank Abp	27,846	220,179
Sampo OYJ - Class A	4,246	192,458
Stora Enso OYJ - Class R	5,006	65,291
UPM-Kymmene OYJ	4,689	148,366
		1,301,602
France - 7.9%
Air Liquide SA	4,106	595,406
AXA SA	17,154	458,115
BNP Paribas SA - ADR	19,980	530,269
Christian Dior SE	32	15,048
Credit Agricole SA	10,672	144,752
Danone SA - ADR	28,098	448,163
Dassault Systemes SE	1,163	202,116
Electricite de France SA	4,144	51,268
Engie SA	16,008	276,248
EssilorLuxottica SA	2,526	376,097
Hermes International	302	226,616
Kering	641	394,551
L'Oreal SA	2,144	598,970
LVMH Moet Hennessy Louis Vuitton SE - ADR	11,766	1,025,760
Orange SA - ADR	16,743	235,909
Pernod Ricard SA	1,890	328,041
Safran SA	2,917	472,164
Sanofi - ADR	19,916	961,345
Schneider Electric SE	4,828	484,690
Societe Generale SA	6,959	225,556
Thales SA	900	99,036
TOTAL SA - ADR	22,111	1,074,374
Vinci SA	4,435	492,849
Vivendi SA	7,233	198,619
		9,915,962
Germany - 6.7%
adidas AG	1,585	502,393
Allianz SE - ADR (c)	1	24
Allianz SE	3,637	870,658
BASF SE - ADR	32,258	545,160
Bayer AG - ADR	32,492	658,613
Bayerische Motoren Werke AG	2,803	200,012
Beiersdorf AG	864	98,122
Continental AG	971	110,855
Daimler AG	7,759	359,738
Deutsche Boerse AG	1,643	267,951
Deutsche Post AG	8,472	296,676
Deutsche Telekom AG	28,207	456,920
E.ON SE	19,212	218,185
Fresenius Medical Care AG & Co KGaA - ADR	3,670	140,818
Fresenius SE & Co. KGaA	3,574	182,828
Henkel AG & Co. KGaA	864	80,012
Infineon Technologies AG	10,944	237,603
Merck KGaA	1,163	149,491
Muenchener Rueckversicherungs-Gesellschaft AG	1,258	371,539
SAP SE - ADR	9,439	1,234,338
Siemens AG - ADR (b)	14,095	867,406
Siemens Healthineers AG	1,259	59,315
Volkswagen AG	288	52,894
Vonovia SE	4,730	270,370
Wirecard AG	971	143,442
		8,375,363
Hong Kong - 2.8%
AIA Group Ltd. - ADR	26,289	1,043,936
BOC Hong Kong Holdings Ltd.	31,366	104,801
Budweiser Brewing Co APAC Ltd. (a)(b)	11,570	35,157
CK Asset Holdings Ltd.	23,098	149,296
CK Hutchison Holdings Ltd.	24,163	215,602
CK Infrastructure Holdings Ltd.	6,445	45,226
CLP Holdings Ltd.	15,230	159,132
Galaxy Entertainment Group Ltd.	21,907	145,264
Hang Seng Bank Ltd.	6,338	129,100
Henderson Land Development Co Ltd.	14,327	64,933
Hong Kong & China Gas Co. Ltd.	85,585	164,854
Hong Kong Exchanges & Clearing Ltd.	10,499	349,850
Jardine Matheson Holdings Ltd.	2,710	151,516
Jardine Strategic Holdings Ltd.	1,547	47,694
MTR Corp Ltd.	13,901	78,574
Power Assets Holdings Ltd.	11,350	82,276
Sands China Ltd.	21,194	103,697
Sea Ltd. - ADR (a) - Class A	1,692	76,546
Sun Hung Kai Properties Ltd.	12,914	181,740
Swire Pacific Ltd. - Class B	7,789	11,092
Swire Pacific Ltd. - Class A	4,246	37,640
Swire Properties Ltd.	9,144	28,610
Wharf Real Estate Investment Co. Ltd.	10,084	52,584
		3,459,120
Ireland - 0.5%
AIB Group PLC	6,829	20,101
CRH PLC - ADR	6,896	259,221
DCC PLC	864	69,960
Kerry Group PLC	1,355	173,269
Kingspan Group PLC	1,355	83,629
Ryanair Holdings PLC - ADR (a)	864	74,831
		681,011
Israel - 0.6%
Azrieli Group Ltd.	367	27,120
Bank Hapoalim BM	9,255	79,789
Bank Leumi Le-Israel BM	12,305	88,896
Check Point Software Technologies Ltd. (a)	1,004	114,767
CyberArk Software Ltd. (a)	314	43,404
Elbit Systems Ltd.	203	31,178
Israel Chemicals Ltd.	5,954	25,208
Israel Discount Bank Ltd.	10,180	46,404
Mellanox Technologies Ltd. (a)	521	62,989
Mizrahi Tefahot Bank Ltd.	1,349	36,868
Nice Ltd. - ADR (a)	576	99,245
Taro Pharmaceutical Industries Ltd. (a)	53	4,276
Teva Pharmaceutical Industries Ltd. - ADR (a)	9,521	99,019
Wix.com Ltd. (a)	384	54,793
		813,956
Italy - 1.7%
Assicurazioni Generali SpA	10,736	209,500
Atlantia SpA	4,054	99,679
Enel SpA	67,340	586,640
Eni SpA - ADR	11,140	311,809
Intesa Sanpaolo SpA	137,303	341,937
Poste Italiane SpA (b)	3,958	45,433
Snam SpA	19,471	104,452
Telecom Italia SpA (a)	100,425	54,218
Telecom Italia SpA - Savings Shares	52,481	27,647
Terna Rete Elettrica Nazionale SpA	12,273	85,697
UniCredit SpA	18,433	246,994
		2,114,006
Japan - 23.3%
Acom Co. Ltd.	3,958	18,849
Advantest Corp.	1,741	94,317
Aeon Co Ltd.	7,596	157,977
Aisin Seiki Co. Ltd.	1,563	53,300
Ajinomoto Co, Inc.	4,802	79,993
ANA Holdings, Inc.	971	30,683
Asahi Glass Co. Ltd.	1,931	66,918
Asahi Group Holdings Ltd.	4,005	187,988
Asahi Kasei Corp.	12,270	128,866
Astellas Pharma, Inc.	15,685	282,346
Bandai Namco Holdings, Inc.	1,930	113,604
Bridgestone Corp.	5,785	208,272
Canon, Inc. - ADR	9,432	246,835
Central Japan Railway Co.	1,789	356,380
Chubu Electric Power Co, Inc.	6,242	85,719
Chugai Pharmaceutical Co Ltd.	1,835	190,774
Dai Nippon Printing Co Ltd.	2,603	73,150
Dai-ichi Life Holdings, Inc.	10,391	158,807
Daiichi Sankyo Co Ltd.	5,282	362,728
Daikin Industries Ltd.	2,553	368,383
Daito Trust Construction Co Ltd.	650	77,415
Daiwa House Industry Co Ltd.	5,840	186,537
Daiwa Securities Group, Inc.	14,001	72,244
Denso Corp.	4,530	189,888
Dentsu, Inc.	2,123	71,710
East Japan Railway Co.	3,286	294,165
Eisai Co Ltd.	2,599	199,779
FamilyMart UNY Holdings Co Ltd.	2,216	49,247
FANUC Corp. - ADR	16,875	307,631
Fast Retailing Co Ltd.	554	303,395
FUJIFILM Holdings Corp.	3,594	181,897
Fujitsu Ltd.	1,728	185,231
Hankyu Hanshin Holdings, Inc.	2,218	91,500
Hikari Tsushin, Inc.	192	47,860
Hitachi High-Technologies Corp.	578	42,248
Hitachi Ltd.	8,376	326,985
Honda Motor Co. Ltd. - ADR	15,803	404,557
Hoya Corp.	3,286	321,458
Hulic Co Ltd.	4,248	52,299
Idemitsu Kosan Co Ltd.	2,215	56,522
Inpex Corp.	9,431	89,693
Isuzu Motors Ltd.	5,378	54,249
ITOCHU Corp.	11,906	282,171
Japan Airlines Co. Ltd.	971	27,735
Japan Exchange Group, Inc.	4,629	84,758
Japan Post Bank Co. Ltd.	3,478	32,612
Japan Post Holdings Co. Ltd.	12,945	119,026
Japan Post Insurance Co. Ltd.	553	9,457
Japan Tobacco, Inc.	9,719	207,736
JFE Holdings, Inc.	5,013	60,838
JXTG Holdings, Inc.	29,424	127,304
KAJIMA Corp.	4,341	56,328
Kansai Paint Co. Ltd.	2,219	54,187
Kao Corp.	4,242	343,807
KDDI Corp.	14,018	423,173
Keio Corp.	1,067	61,841
Keyence Corp.	1,637	564,577
Kikkoman Corp.	1,685	83,507
Kintetsu Group Holdings Co. Ltd.	1,643	87,491
Kirin Holdings Co. Ltd.	7,980	177,673
Koito Manufacturing Co. Ltd.	1,086	48,259
Komatsu Ltd.	8,460	192,615
Konami Holdings Corp.	864	33,809
Kose Corp.	288	39,151
Kubota Corp.	10,177	163,473
Kyocera Corp.	3,091	207,503
Kyowa Kirin Co. Ltd.	2,125	50,715
LINE Corp. (a)	593	29,334
M3, Inc.	3,565	105,942
Makita Corp.	2,411	94,678
Marubeni Corp.	15,148	111,169
Mazda Motor Corp.	5,205	44,866
MEIJI Holdings Co Ltd.	1,259	89,700
MINEBEA MITSUMI, Inc.	3,670	74,040
MISUMI Group, Inc.	2,411	61,657
Mitsubishi Chemical Holdings Corp.	13,113	96,815
Mitsubishi Corp.	13,838	360,525
Mitsubishi Electric Corp.	18,724	266,980
Mitsubishi Estate Co. Ltd.	12,099	240,294
Mitsubishi Heavy Industries Ltd.	2,902	107,772
Mitsubishi Motors Corp.	5,954	22,694
Mitsubishi Tanabe Pharma Corp.	2,113	39,177
Mitsubishi UFJ Financial Group, Inc. - ADR	112,901	580,311
Mitsui & Co. Ltd.	15,178	274,620
Mitsui Fudosan Co Ltd.	8,565	230,142
Mizuho Financial Group, Inc.	221,712	332,502
MS&AD Insurance Group Holdings, Inc.	4,339	146,442
Murata Manufacturing Co. Ltd.	5,570	325,292
NEC Corp.	1,781	80,869
Nexon Co. Ltd. (a)	3,960	54,272
Nidec Corp.	2,410	312,274
Nintendo Co. Ltd. - ADR	8,272	379,685
Nippon Paint Holdings Co. Ltd.	1,662	80,987
Nippon Steel Corp.	7,990	113,226
Nippon Telegraph & Telephone Corp.	11,308	290,801
Nissan Motor Co. Ltd.	20,943	115,872
Nissin Foods Holdings Co. Ltd.	675	51,456
Nitori Holdings Co. Ltd.	768	120,387
Nitto Denko Corp.	1,355	77,407
Nomura Holdings, Inc.	28,335	148,088
Nomura Research Institute Ltd.	3,486	77,856
NTT Data Corp.	5,665	81,298
NTT DOCOMO, Inc.	10,493	300,879
Obayashi Corp.	6,242	69,877
Obic Co Ltd.	576	79,791
Odakyu Electric Railway Co. Ltd.	2,902	65,242
Olympus Corp.	11,332	186,627
Omron Corp.	1,832	108,376
Ono Pharmaceutical Co. Ltd.	4,435	103,942
Oracle Corp Japan	288	25,357
Oriental Land Co. Ltd.	1,931	254,128
ORIX Corp.	11,524	197,606
Osaka Gas Co. Ltd.	3,574	61,252
Otsuka Holdings Co. Ltd.	4,821	218,592
Pan Pacific International Holdings Corp.	5,253	85,663
Panasonic Corp.	20,334	206,802
Pola Orbis Holdings, Inc.	702	15,529
Rakuten, Inc. (a)	7,105	56,129
Recruit Holdings Co. Ltd.	13,936	553,556
Renesas Electronics Corp. (a)	9,068	59,502
Resona Holdings, Inc.	19,216	80,851
Ricoh Co Ltd.	6,512	75,664
Rohm Co. Ltd.	795	59,063
Santen Pharmaceutical Co. Ltd.	3,478	65,994
Secom Co. Ltd.	1,835	164,490
Seibu Holdings, Inc.	2,503	39,524
Sekisui Chemical Co. Ltd.	3,772	64,158
Sekisui House Ltd.	5,666	123,459
Seven & i Holdings Co. Ltd.	6,925	269,510
SG Holdings Co. Ltd.	2,122	45,532
Sharp Corp.	1,572	22,081
Shimadzu Corp.	2,410	69,394
Shimano, Inc.	736	114,521
Shimizu Corp.	6,337	66,262
Shin-Etsu Chemical Co. Ltd.	3,338	391,700
Shionogi & Co. Ltd.	2,506	151,833
Shiseido Co. Ltd.	3,466	226,695
SMC Corp.	576	256,384
Softbank Corp.	14,232	196,494
SoftBank Group Corp. - ADR	29,958	611,143
Sompo Holdings, Inc.	3,190	121,677
Sony Corp. - ADR	11,169	783,840
Sony Financial Holdings, Inc.	1,371	32,239
Subaru Corp.	5,570	141,878
Sumitomo Chemical Co. Ltd.	14,414	62,788
Sumitomo Corp.	10,871	164,337
Sumitomo Dainippon Pharma Co. Ltd.	1,451	25,483
Sumitomo Electric Industries Ltd.	6,913	94,423
Sumitomo Metal Mining Co. Ltd.	2,407	70,285
Sumitomo Mitsui Financial Group, Inc. - ADR	60,695	426,079
Sumitomo Mitsui Trust Holdings, Inc.	3,367	126,874
Sumitomo Realty & Development Co. Ltd.	4,146	154,966
Suntory Beverage & Food Ltd.	1,083	46,426
Suzuki Motor Corp.	4,035	187,385
Sysmex Corp.	1,358	98,972
T&D Holdings, Inc.	5,388	59,223
Taisei Corp.	1,931	78,591
Taisho Pharmaceutical Holdings Co. Ltd.	480	34,642
Taiyo Nippon Sanso Corp.	1,846	41,177
Takeda Pharmaceutical Co. Ltd. - ADR	27,567	530,113
TDK Corp.	1,086	118,968
Terumo Corp.	6,100	224,285
The Kansai Electric Power Co., Inc.	7,027	79,638
Tobu Railway Co. Ltd.	1,835	65,539
Toho Co Ltd	1,182	44,125
Tokio Marine Holdings, Inc.	6,225	343,839
Tokyo Electric Power Co. Holdings, Inc. (a)	7,009	28,138
Tokyo Electron Ltd.	1,445	326,727
Tokyo Gas Co. Ltd.	3,463	76,959
Tokyu Corp.	4,917	87,671
Toppan Printing Co. Ltd.	2,812	56,990
Toray Industries, Inc.	14,221	95,179
Toshiba Corp.	3,726	120,354
TOTO Ltd.	1,355	56,586
Toyota Industries Corp.	1,755	97,181
Toyota Motor Corp. - ADR	11,440	1,588,330
Toyota Tsusho Corp.	2,027	71,741
Trend Micro, Inc. (a)	990	52,627
Unicharm Corp.	3,851	134,059
West Japan Railway Co.	1,643	140,623
Yakult Honsha Co Ltd.	1,371	70,223
Yamaha Corp.	1,451	75,794
Yamaha Motor Co. Ltd.	2,710	51,571
Yamato Holdings Co. Ltd.	3,562	58,350
Yaskawa Electric Corp.	2,314	82,753
Z Holdings Corp.	19,927	80,550
ZOZO, Inc.	1,646	27,693
		29,313,068
Jersey - 0.5%
Experian PLC	7,978	277,806
Ferguson PLC	2,027	182,066
WPP PLC - ADR	2,216	137,747
		597,619
Luxembourg - 0.2%
RTL Group SA	384	17,503
SES SA - ADR - Class A	3,286	40,470
Spotify Technology SA (a)	822	116,149
Tenaris SA - ADR	2,120	43,863
		217,985
Netherlands - 3.9%
Airbus SE - ADR	21,133	775,158
ArcelorMittal	5,570	82,506
ASML Holding NV	3,711	1,046,416
EXOR NV	864	63,856
Ferrari NV	1,109	187,566
Heineken Holding NV	876	86,369
Heineken NV	2,027	221,028
ING Groep NV - ADR	34,134	371,037
Koninklijke Ahold Delhaize NV	10,279	253,079
Koninklijke Philips NV	7,906	363,002
NXP Semiconductors NV	2,438	309,285
Prosus NV - ADR (a) - Class N	19,723	286,970
Unilever NV	13,492	788,568
		4,834,840
New Zealand - 0.4%
A2 Milk Co. Ltd. (a)	6,445	62,491
Auckland International Airport Ltd.	8,288	46,341
Contact Energy Ltd.	6,242	30,019
Fisher & Paykel Healthcare Corp. Ltd.	4,994	75,215
Fletcher Building Ltd.	7,399	26,544
Mercury NZ Ltd.	5,474	18,541
Meridian Energy Ltd.	10,948	37,825
Ryman Healthcare Ltd.	3,574	38,096
Spark New Zealand Ltd.	16,011	48,229
Xero Ltd. (a)	971	55,626
		438,927
Norway - 0.7%
Adevinta ASA (a)	1,548	18,883
Aker ASA	206	11,456
Aker BP ASA	971	27,574
DNB ASA	8,068	141,967
Equinor ASA - ADR	9,621	174,910
Gjensidige Forsikring ASA	1,643	35,904
Leroy Seafood Group ASA	2,411	15,686
Mowi ASA	3,769	90,230
Norsk Hydro ASA	11,985	37,800
Orkla ASA	7,207	69,735
Salmar ASA	480	23,572
Schibsted ASA - Class A	672	20,340
Schibsted ASA - Class B	864	24,611
Telenor ASA	5,745	104,276
Yara International ASA	1,547	56,411
		853,355
Portugal - 0.2%
EDP - Energias de Portugal SA	18,886	94,758
Galp Energia SGPS SA	3,958	59,874
Jeronimo Martins SGPS SA	2,123	36,601
		191,233
Republic of Korea - 1.6%
Hyundai Mobis Co. Ltd.	189	36,393
KB Financial Group, Inc. - ADR (a)	3,475	126,942
NAVER Corp.	716	107,834
POSCO - ADR	2,458	109,160
Samsung Electronics Co. Ltd.	26,863	1,271,195
Samsung SDI Co. Ltd.	154	35,662
SK Hynix, Inc.	2,587	202,949
SK Telecom Co. Ltd. - ADR	2,615	55,464
		1,945,599
Singapore - 1.1%
CapitaLand Ltd.	21,793	57,812
City Developments Ltd.	5,378	41,775
DBS Group Holdings Ltd.	15,813	293,988
Genting Singapore Ltd.	49,415	31,142
Jardine Cycle & Carriage Ltd.	864	18,501
Keppel Corp. Ltd.	11,211	54,880
Oversea-Chinese Banking Corp. Ltd.	34,250	271,821
Singapore Airlines Ltd.	4,593	28,778
Singapore Exchange Ltd.	7,120	45,394
Singapore Technologies Engineering Ltd.	13,352	40,215
Singapore Telecommunications Ltd.	71,376	172,608
United Overseas Bank Ltd.	12,366	232,531
Wilmar International Ltd.	27,628	79,163
		1,368,608
Spain - 2.2%
Aena SME SA (b)	672	124,574
Amadeus IT Holding SA	3,766	295,793
Banco Bilbao Vizcaya Argentaria SA - ADR	58,245	298,214
Banco Santander SA - ADR	148,710	582,943
Endesa SA	2,803	77,002
Iberdrola SA	52,333	572,856
Industria de Diseno Textil SA	9,147	308,089
Naturgy Energy Group SA	3,088	81,509
Repsol SA	13,191	182,357
Telefonica SA - ADR	40,287	271,132
		2,794,469
Sweden - 2.5%
Alfa Laval AB	2,603	65,164
Assa Abloy AB - Class A	8,568	204,078
Atlas Copco AB - Class B	3,382	105,392
Atlas Copco AB - Class A	5,666	201,287
Boliden AB	2,408	57,355
Electrolux AB - Class A	2,219	52,715
Epiroc AB - Class B	3,382	38,328
Epiroc AB - Class A	5,474	63,514
Essity AB - Class A	5,282	167,893
Hennes & Mauritz AB - Class A	6,762	148,664
Hexagon AB - Class A	2,442	133,224
ICA Gruppen AB	794	34,954
Industrivarden AB - Class C	1,451	34,259
Industrivarden AB - Class A	1,355	32,823
Investment AB Latour - Class A	1,076	17,984
Investor AB - Class A	3,958	217,164
Kinnevik AB - Class A	2,123	51,339
L E Lundbergforetagen AB - Class A	483	21,002
Lundin Petroleum AB	1,550	47,272
Sandvik AB	9,531	174,395
Skandinaviska Enskilda Banken AB - Class A	14,026	138,761
Skandinaviska Enskilda Banken AB - Class C	114	1,206
Skanska AB - Class A	3,187	73,825
SKF AB - Class A	3,283	60,259
Svenska Cellulosa AB SCA	5,282	52,958
Svenska Handelsbanken AB - Class A	13,061	128,454
Svenska Handelsbanken AB - Class B	288	3,010
Swedbank AB	8,077	124,382
Swedish Match AB	1,544	87,473
Tele2 AB - Class C	4,354	65,761
Telefonaktiebolaget LM Ericsson - ADR - Class A	22,922	180,167
Telia Co. AB	23,767	101,839
Volvo AB - Class A	14,314	245,781
		3,132,682
Switzerland - 7.9%
ABB Ltd. - ADR	16,872	390,924
Alcon, Inc. (a)	4,339	256,502
Cie Financiere Richemont SA	4,558	334,278
Credit Suisse Group AG - ADR	21,130	266,449
Glencore PLC	95,753	281,333
Nestle SA - ADR	25,983	2,864,886
Novartis AG - ADR	22,282	2,105,872
Roche Holding AG - ADR	50,896	2,127,453
STMicroelectronics NV	3,413	95,690
Swiss Re AG	2,600	294,227
UBS Group AG	33,221	413,883
Zurich Insurance Group AG	1,292	537,484
		9,968,981
United Kingdom - 13.0%
Anglo American PLC	12,118	317,732
Associated British Foods PLC	3,099	107,462
AstraZeneca PLC - ADR	23,494	1,144,158
Atlassian Corp PLC - Class A (a)	1,014	149,058
Aviva PLC	34,992	184,088
BAE Systems PLC - ADR	6,922	230,191
Barclays PLC - ADR	35,731	314,433
BHP Group PLC - ADR	9,231	400,902
BP PLC - ADR	29,575	1,068,545
British American Tobacco PLC - ADR	20,083	884,656
BT Group PLC	75,943	161,375
CNH Industrial NV - Class A	8,682	83,039
Coca-Cola European Partners PLC	1,847	97,171
Compass Group PLC	13,993	346,827
Diageo PLC - ADR	5,112	807,440
Fiat Chrysler Automobiles NV	9,528	123,973
GlaxoSmithKline PLC - ADR	21,820	1,021,176
HSBC Holdings PLC - ADR	36,241	1,315,186
ICON PLC (a)	442	74,530
Imperial Brands PLC - ADR	9,015	232,046
Legal & General Group PLC	52,320	211,065
Lloyds Banking Group PLC - ADR	155,147	459,235
London Stock Exchange Group PLC	2,710	280,415
National Grid PLC - ADR	6,624	439,039
Prudential PLC - ADR	11,236	399,552
Reckitt Benckiser Group PLC - ADR	31,687	533,292
RELX PLC - ADR	17,569	466,281
Rio Tinto PLC - ADR	8,756	467,833
Rolls-Royce Holdings PLC	16,514	146,105
Royal Bank of Scotland Group PLC - ADR	19,515	111,626
Royal Dutch Shell PLC - ADR - Class A	34,292	1,827,078
Smith & Nephew PLC - ADR	3,862	185,415
SSE PLC	9,040	180,074
Standard Chartered PLC	23,466	195,527
Tesco PLC	84,709	276,177
Unilever PLC - ADR	10,183	608,638
Vodafone Group PLC - ADR	23,575	462,306
		16,313,646
TOTAL COMMON STOCKS (Cost $114,703,982)		119,739,159

PREFERRED STOCKS - 0.5%
Germany - 0.4%
Bayerische Motoren Werke AG	480	26,830
Henkel AG & Co. KGaA	1,547	157,742
Volkswagen AG	1,594	287,060
		471,632
Republic of Korea - 0.1%
Samsung Electronics Co. Ltd.	3,261	129,964
TOTAL PREFERRED STOCKS (Cost $562,699)		601,596

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Australia - 0.2%
Dexus	9,458	80,532
Goodman Group	14,026	139,802
		220,334
Canada - 0.4%
Brookfield Asset Management, Inc. - Class A	8,082	494,699
Hong Kong - 0.1%
Link REIT	18,416	187,323
Japan - 0.2%
Japan Real Estate Investment Corp.	10	73,001
Nippon Building Fund, Inc.	10	81,030
Nomura Real Estate Master Fund, Inc.	33	58,109
		212,140
Singapore - 0.1%
Ascendas Real Estate Investment Trust	26,190	60,456
CapitaLand Mall Trust	24,399	45,058
		105,514
United States - 0.0% (d)
Brookfield Property REIT, Inc.	841	15,525
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,152,125)		1,235,535

EXCHANGE TRADED FUNDS - 2.9%
iShares MSCI EAFE ETF	4,237	285,913
iShares MSCI South Korea ETF	58,982	3,400,312
TOTAL EXCHANGE TRADED FUNDS (Cost $3,783,650)		3,686,225

SHORT- TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 1.50% (e)	69,373	69,373
TOTAL SHORT-TERM INVESTMENTS (Cost $69,373)		69,373

Total Investments (Cost $120,271,829) - 100.0%		125,331,888
Other Assets in Excess of Liabilities - 0.0% (d)		58,900
TOTAL NET ASSETS - 100.0%		$125,390,788

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $493,460 or 0.4% of net assets.

(c)	The Fund has fair valued these securities. Values are determined using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	The rate shown is as of January 31, 2020.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 119,739,135	$ -	$ 24	$ -	$ 119,739,159
Preferred Stocks	601,596	-	-	-	601,596
Real Estate Investment Trusts	1,235,535	-	-	-	1,235,535
Exchange Traded Funds	3,686,225	-	-	-	3,686,225
Short-Term Investments	69,373	-	-	-	69,373
Total Investments in Securities	$ 125,331,864	$ -	$ 24	$ -	$ 125,331,888
^ See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 04/30/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2020
Common Stocks	$-	$ (461)	$ 1	$ 33,430	$ 33,429	$ -	$ -	$ 24	$ (461)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 01/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$24	Last Trade Price	Stale Data	$24

*Table presents information for one security, which has been valued at $24 throughout the period.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.